Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets Useful Lives
The following table shows the respective useful lives for intangible assets:

Category	Estimated useful life
Brands	20 years
Intellectual property	3 - 10 years
Developed technology	6 - 15 years
Customer relationships	8 - 18 years
Other	2 - 10 years

Finite-Lived Other Intangible Assets
As of December 31, 2020 intangible assets consist mainly of brands, intellectual property, developed technology, customer relationships obtained from the acquisitions of HMI (2016) and Cymer (2013):

€, in millions	Brands	Intellectual property	Developed technology	Customer relationships	Other	Total
Cost
Balance at January 1, 2019	39.2	68.9	1,199.9	228.6	66.2	1,602.8
Additions	—	73.7	—	—	42.1	115.8
Disposals	—	—	—	—	(0.2)	(0.2)
Effect of changes in exchange rates	(0.3)	(0.2)	0.2	—	2.4	2.1
Balance at December 31, 2019	38.9	142.4	1,200.1	228.6	110.5	1,720.5
Acquisitions through business combinations	—	—	30.0	—	2.3	32.3
Additions	—	2.5	—	—	33.4	35.9
Disposals	—	—	—	—	(0.2)	(0.2)
Effect of changes in exchange rates	—	(0.1)	—	—	(0.1)	(0.2)
Balance at December 31, 2020	38.9	144.8	1,230.1	228.6	145.9	1,788.3

Accumulated amortization
Balance at January 1, 2019	7.4	62.8	346.5	70.5	11.6	498.8
Amortization	1.9	7.8	82.0	12.7	11.0	115.4
Disposals	—	—	—	—	(0.2)	(0.2)
Effect of changes in exchange rates	(0.1)	—	0.1	—	2.1	2.1
Balance at December 31, 2019	9.2	70.6	428.6	83.2	24.5	616.1
Amortization	1.9	8.2	82.1	12.7	18.6	123.5
Disposals	—	—	—	—	(0.2)	(0.2)
Effect of changes in exchange rates	—	—	—	—	—	—
Balance at December 31, 2020	11.1	78.8	510.7	95.9	42.9	739.4

Carrying amount
December 31, 2019	29.7	71.8	771.5	145.4	86.0	1,104.4
December 31, 2020	27.8	66.0	719.4	132.7	103.0	1,048.9

Future Amortization Expenses
As of December 31, 2020, the estimated amortization expenses for intangible assets for the next 5 years and thereafter:

€, in millions	Amount
2021	129.9
2022	129.4
2023	122.3
2024	113.0
2025	107.8
Thereafter	446.5
Amortization expenses	1,048.9